EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average assumptions used:
Discount rate	5.30%	5.60%	4.90%
Expected return on plan assets	6.10%	5.60%	5.60%
Rate of compensation increases